Accounts receivable, net - Movement (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Movements of allowance for doubtful accounts
Beginning balance	$ 2,304,817	$ 1,622,964
Balance inherited from JMC	930,657
Addition	769,764	743,986
Write off	0	0
Exchange rate effect	(72,895)	(62,133)
Ending balance	$ 3,932,343	$ 2,304,817